Note 4 - Loans and Related Allowance for Loan Losses - Impaired Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Recorded investment, with no related allowance	$ 5,405	$ 7,466
Unpaid principal balance, with no related allowance	5,394	7,454
Recorded investment, with related allowance	7,025	6,215
Unpaid principal balance, with related allowance	7,011	6,199
Related allowance	527	833
Recorded investment	12,430	13,681
Unpaid principal balance	12,405	13,653
Commercial Loans [Member]
Recorded investment, with related allowance	5,156
Unpaid principal balance, with related allowance	5,147
Related allowance	186
Commercial And Industrial [Member]
Recorded investment, with no related allowance	319	1,027
Unpaid principal balance, with no related allowance	318	1,025
Recorded investment, with related allowance	871	781
Unpaid principal balance, with related allowance	868	781
Related allowance	90	388
Recorded investment	1,190	1,808
Unpaid principal balance	1,186	1,806
Real Estate Construction Porfolio Segment [Member]
Recorded investment, with no related allowance	913	1,657
Unpaid principal balance, with no related allowance	909	1,651
Recorded investment, with related allowance		130
Unpaid principal balance, with related allowance		130
Related allowance		130
Recorded investment	913	1,787
Unpaid principal balance	909	1,781
Real Estate Construction Porfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with related allowance	993
Unpaid principal balance, with related allowance	991
Related allowance	251
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with no related allowance	2,142	2,445
Unpaid principal balance, with no related allowance	2,140	2,443
Recorded investment, with related allowance		1,436
Unpaid principal balance, with related allowance		1,436
Related allowance	251	276
Recorded investment	3,135	3,881
Unpaid principal balance	3,131	3,879
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Recorded investment, with no related allowance	2,031	2,337
Unpaid principal balance, with no related allowance	2,027	2,335
Recorded investment, with related allowance		3,862
Unpaid principal balance, with related allowance		3,846
Related allowance	186	39
Recorded investment	7,187	6,199
Unpaid principal balance	7,174	6,181
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance
Unpaid principal balance, with no related allowance
Recorded investment, with related allowance	5	6
Unpaid principal balance, with related allowance	5	6
Related allowance
Recorded investment	5	6
Unpaid principal balance	$ 5	$ 6